Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instrument
The carrying values of each classification of financial instrument as at December 31, 2018 are:
	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash and Restricted Cash Deposits	$24,143	$-	$24,143
Amounts receivable	680	1,912	2,592
Total financial assets	24,823	1,912	26,735
Financial liabilities
Accounts payable and accruals	3,642	371	4,013
Convertible debt	56,984	-	56,984
Non-convertible debt	178,483	-	178,483
Total financial liabilities	$239,109	$371	$239,480

The carrying values of each classification of financial instrument as at December 31, 2017 are:
	Loans and receivables	Available for sale	Other financial liabilities	Total carrying value
Financial assets
Cash	$6,931	$-	$-	$6,931
Amounts receivable	82	2,883	-	2,965
Total financial assets	7,013	2,883	-	9,896
Financial liabilities
Accounts payable and accruals	-	-	3,630	3,630
Convertible debt	-	-	49,067	49,067
Non-convertible debt	-	-	92,268	92,268
Total financial liabilities	$-	$-	$144,965	$144,965

Schedule of Interest Rate Risk
The Company was exposed to interest rate risk through the following assets and liabilities:
	December 31, 2018	December 31, 2017
Cash and restricted cash deposits	$24,143	$6,931
Convertible debt	56,984	49,067
Non-convertible debt	$178,483	$92,268